LONG-TERM INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS IN ASSOCIATE
LONG-TERM INVESTMENTS IN ASSOCIATE

12. LONG-TERM INVESTMENTS IN ASSOCIATES

The details of long-term investments in associates under equity method as of December 31, 2019 are as follows:

	2019
						Share of other
	Percentage of	Beginning	Additions	Share of net		comprehensive		Ending
	ownership	balance	(deduction)	profit (loss)	Dividend	income	Impairment	balance
Long-term investment in associates:
Tiphone[c]	24.00	1,602	—	88	(11)	19	(1,172)	526
Finarya[b]	26.58	—	484	(217)	—	—	—	267
Indonusa[d]	20.00	210	—	—	—	—	—	210
Jalin[a]	33.00	—	70	7	—	(0)	—	77
Others (each below Rp75 billion)[e]		141	32	(44)	—	1	—	130
Total long-term investments in associates		1,953	586	(166)	(11)	20	(1,172)	1,210

Summarized financial information of the Group’s investments accounted for under the equity method as at and for the year ended December 31, 2019:

	Tiphone	Finarya	Indonusa	Jalin	Others
Statements of financial position
Current assets	8,165	2,382	495	100	1,056
Non-current assets	778	132	253	222	4,326
Current liabilities	(3,824)	(1,533)	(534)	(78)	(1,552)
Non-current liabilities	(741)	(3)	(278)	(10)	(5,343)
Equity (deficit)	4,378	978	(64)	234	(1,513)

Statements of profit or loss and other comprehensive income
Revenues	28,442	38	794	205	1,205
Operating expenses	(27,621)	(877)	(738)	(148)	(1,303)
Other income (expenses) including finance costs - net	(321)	17	1	2	(159)
Profit (loss) before tax	500	(822)	57	59	(257)
Income tax benefit (expense)	(138)	1	(10)	(17)	(48)
Profit (loss) for the period	362	(821)	47	42	(305)
Other comprehensive income (loss)	77	—	(1)	(0)	2
Total comprehensive income (loss) for the period	439	(821)	46	42	(303)

*     The summarized financial information of associates above were prepared under Indonesian Financial Accounting Standards

The details of long-term investments in associates under equity method as of December 31, 2020 are as follows:

	2020
						Share of other
	Percentage of	Beginning	Additions	Share of net		comprehensive		Ending
	ownership	balance	(Deductions)	profit (loss)	Dividend	income	Impairment	balance
Long-term investments in associates:
Jalin[a]	33.00	77	—	17	(5)	(0)	—	89
Finarya[b]	25.00	267	28	(209)	—	1	—	87
Tiphone[c]	24.00	526	—	(41)	—	—	(485)	—
Indonusa[d]	20.00	210	—	—	—	—	(210)	—
Others (each below Rp75 billion)[e]		130	(33)	(13)	—	(0)	(68)	16
Total long-term investments in associates		1,210	(5)	(246)	(5)	1	(763)	192

Summarized financial information of the Group’s investments accounted for under the equity method as at and for the year ended December 31, 2020*:

	Jalin	Finarya	Indonusa	Others
Statements of financial position
Current assets	187	3,160	565	972
Non-current assets	194	169	331	4,516
Current liabilities	(92)	(2,327)	(318)	(795)
Non-current liabilities	(22)	(41)	(573)	(4,398)
Equity (deficit)	267	961	5	295

Statements of profit or loss and other comprehensive income
Revenues	277	133	783	1,278
Operating expenses	(205)	(948)	(691)	(1,035)
Other income (expenses) including finance costs - net	(3)	69	(24)	(92)
Profit (loss) before tax	69	(746)	68	151
Income tax benefit (expense)	(18)	2	(6)	(4)
Profit (loss) for the period	51	(744)	62	147
Other comprehensive income (loss)	(1)	4	7	(27)
Total comprehensive income (loss) for the period	50	(740)	69	120

*      The summarized financial information of associates above were prepared under Indonesian Financial Accounting Standards. Summary of financial information for Tiphone as of December 31, 2020 is not available

[a]Jalin was previously a subsidiary. On June 19, 2019 the Group sold 67% of its shares to PT Danareksa (Persero) (“Danareksa”) amounted to Rp395 billion.

[b]On January 21, 2019, Telkomsel established of PT Fintek Karya Nusantara ("Finarya "), a subsidiary, with an initial investment amounted to Rp25 billion and on February 22, 2019 Telkomsel transferred its assets amounted to Rp150 billion to Finarya. For this transaction, Telkomsel obtained 2,499 and 14,974 shares, respectively (equal to 100% ownership). Telkomsel with PT Mandiri Capital Indonesia, PT BRI Ventura Indonesia, PT BNI Sekuritas, PT Jasamarga Tollroad Operator, PT Dana Tabungan dan Asuransi Pegawai Negeri (Persero), PT Pertamina Retail, PT Kereta Commuter Indonesia ("KCI"), PT Asuransi Jiwasraya (Persero), and PT Danareksa Capital, entered in to shareholder agreement on July 31, 2019, October 31, 2019, and December 31, 2019 relating to the increase in issued and paid up capital made by each shareholder. On December 31, 2019, Telkomsel owned 48,530 shares or equivalent to 26.58% ownership.

On October 23, 2020 Finarya issued 13,632 series B shares, owned by Grab LA Pte Ltd ("Grab") 11,237 shares, PT BRI Ventura Indonesia 943 shares, Mandiri Capital Indonesia 924 shares, Telkomsel 528 shares. This investment decreased Telkomsel’s ownership in PT Finarya, from previously 26.58% and diluted to 25.00%.

[c]Tiphone was established on June 25, 2008 as PT Tiphone Mobile Indonesia Tbk. Tiphone is engaged in the telecommunication equipment business, such as cellullar phone including spare parts, accessories, rechargeable credit vouchers, repair service, and content provider through its subsidiaries. On September 18, 2014, the Company through PINS acquired 25% ownership in Tiphone for Rp1,395 billion, including intangible assets and goodwill amounting to Rp188 billion and Rp647 billion, respectively. In 2020, Management has recognized full impairment on its investment in Tiphone considering the doubts over the continuity of its business, financial condition and suspension of stocks effective June 10, 2020. Management has decided to book full allowance for the investment in Tiphone as of December 31, 2020.

[d]Indonusa had been a subsidiary of the Company until 2013 when the Company disposed 80% of its shares ownership in Indonusa. On May 14, 2014, based on the Circular Resolution of the Stockholders of Indonusa as covered by notarial deed No. 57 dated April 23, 2014 of FX Budi Santoso Isbandi, S.H., which was approved by the MoLHR in its Letter No. AHU-02078.40.20.2014 dated April 29, 2014, Indonusa’s stockholders approved an increase in its issued and fully paid capital by Rp80 billion. The Company waived its right to own the new shares issued and transferred it to Metra, as the result, Metra’s ownership in Indonusa increased to 4.33% and the Company’s ownership become 15.67%. Based on management assessment, there was allowance for impairment on investment in Indonusa.

[e]The unrecognized share in losses in other investments cumulatively as of December 31, 2019 and 2020 was amounting to Rp480 billion  and Rp228 billion, respectively.